CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Class A common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	199.3	199.3
Common stock, shares issued	103.7	102.3
Common stock, shares outstanding	86.5	85.1
Treasury stock, shares held	17.2	17.2